Treasury Shares - Summary of Treasury Shares (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Number of shares	1,807,778	1,903,711	6,133,414
Acquisition cost	₩ 88,533	₩ 92,962